Segment information (Tables)	3 Months Ended
Mar. 31, 2014
Segment Reporting [Abstract]
Schedule of contract revenue split by customer
A breakdown of the Company’s revenues by customer for the three months ended March 31, 2014 and 2013 are follows:

Contract revenue split by customer

	Three months ended March 31,
	2014	2013

ExxonMobil *	16.5%	19.3%
Total	8.6%	19.5%
Chevron	17.6%	8.5%
BP	36.1%	37.4%
Tullow	21.2%	15.3%
Total	100.0%	100.0%

Company's revenues and fixed assets by geographic area
The following presents the revenues and fixed assets by geographic area:

Revenues

(In US$ millions)	Three months ended March 31,
	2014	2013

Nigeria	$54.3	$48.1
Angola	22.4	21.1
Canada	19.6	50.3
United States	94.2	92.2
Thailand	27.6	—
Ghana	55.2	37.8
Other	2.0	4.8
Total	$275.3	$254.3

As of March 31, 2014 and December 31, 2013 the drilling units were located as follows:

Fixed Assets – Drilling units

(In US$ millions)	March 31, 2014	December 31, 2013

Nigeria	$537.9	$543.5
Angola	185.6	182.6
Ghana	624.8	632.1
Canada	545.3	543.5
United States	2,329.2	1,274.8
Thailand	268.8	271.8
Total	$4,491.6	$3,448.3